Financial Assets	12 Months Ended
Dec. 31, 2023
Financial Assets [Abstract]
Financial assets

Note 12. Financial assets

The balance of financial assets is shown below:

	As at December 31,
	2023	2022
Financial assets measured at fair value through other comprehensive income	23,964	29,043
Derivative financial instruments designated as hedge instruments (1)	2,378	14,480
Financial assets measured at amortized cost (2)	578	6,939
Financial assets measured at fair value through profit or loss	546	622
Derivative financial instruments (3)	-	27,300
Total financial assets	27,466	78,384

Current	2,452	45,812
Non-current	25,014	32,572

(1)	Derivative instruments designated as hedging instrument relates to interest rate swaps. The fair value of these instruments is determined based on valuation models.

At December 31, 2023, relates to the following transactions:

	Nature of risk hedged	Hedged item	Range of rates for hedged item	Range of rates for hedge instruments	Fair value
Swap	Interest rate	Loans and borrowings	IBR 3M	9.0120%	2,378

The detail of maturities of these hedge instruments at December 31, 2023 is shown below:

	Less than 1 month	From 1 to 3 months	From 3 to 6 months	From 6 to 12 months	More than 12 months	Total
Swap	998	-	871	509	-	2,378

At December 31, 2022, relates to the following transactions:

	Nature of risk hedged	Hedged item	Range of rates for hedged item	Range of rates for hedge instruments	Fair value
Swap	Interest rate	Loans and borrowings	IBR 3M and IBR 1M	9.0% and 3.9%	14,480

The detail of maturities of these hedge instruments at December 31, 2022 is shown below:

	Less than 1 month	From 1 to 3 months	From 3 to 6 months	From 6 to 12 months	More than 12 months	Total
Swap	-	3,980	4,725	4,149	1,626	14,480

(2)	Financial assets measured at amortized cost represented:

	As at December 31,
	2023	2022
National Treasury bonds	578	1,478
Term deposit	-	5,461
Total financial assets measured at amortized cost	578	6,939

(3)	Relates to forward contracts used to hedge the variation in the exchange rates. The fair value of these instruments is estimated based on valuation models who use variables other than quoted prices, directly or indirectly observable for financial assets or liabilities.

The detail of maturities of these instruments at December 31, 2022 was as follows:

	Less than 1 month	From 1 to 3 months	From 3 to 6 months	From 6 to 12 months	More than 12 months	Total
Forward	-	24,382	2,918	-	-	27,300

At December 31, 2023 and 2022, there are no restrictions or liens on financial assets that restrict their sale, except for judicial deposits relevant to the subsidiary Libertad S.A of $74 (December 31, 2022- $196), included within the line item Financial assets measured at fair value through profit or loss.

None of the assets were impaired on December 31, 2023 and 2022.